                               INVESTMENT ADVISER

                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR

                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK

                       State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT

                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS

                              Price Waterhouse LLP
                1177 Avenue of the Americas, New York, N.Y. 10036

                                  LEGAL COUNSEL

                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS

                              Jean Bernhard Buttner
                    Leo R. Futia        John W. Chandler
                   Charles E. Reed      Paul Craig Roberts

                                    OFFICERS

                              Jean Bernhard Buttner
                             CHAIRMAN and PRESIDENT

                                David T. Henigson
                                 VICE PRESIDENT
                               SECRETARY/TREASURER

                    Alan N. Hoffman          Stephen Grant
                    VICE PRESIDENT           VICE PRESIDENT

                    Jack M. Houston          Stephen La Rosa
                    ASSISTANT                ASSISTANT
                    SECRETARY/TREASURER      SECRETARY/TREASURER

This report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                    VLF511207
                              --------------------
                                  ANNUAL REPORT
                                DECEMBER 31, 1995
                              --------------------


                                   VALUE LINE
                                   LEVERAGED
                                     GROWTH
                                   INVESTORS,
                                      INC.

                                     [LOGO]

                                   VALUE LINE
                                  MUTUAL FUNDS

[LOGO]                                              TO OUR VALUE LINE LEVERAGED
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to report that Value Line Leveraged Growth Investors, Inc. (the"Fund") posted outstanding performance results for 1995, among our best ever. The table below indicates those results for the second half of 1995 and for the full year ended December 31, 1995, compared to results of the Lipper Capital Appreciation Fund Index (a benchmark closely matching Leveraged Growth Investors in objectives and style) and the Standard & Poor's 500 Composite Index.

--------------------------------------------------------------------
PERFORMANCE COMPARISON
                                    SIX MONTHS           12 MONTHS
                                      ENDED                ENDED
                                     12/31/95            12/31/95
                                     ---------           ---------

Value Line Leveraged
  Growth Investors, Inc. . . . . . . .12.22%              37.06%

Lipper Capital
  Appreciation Fund Index. . . . . . .12.05%              30.34%

Standard & Poor's
  Composite Index. . . . . . . . . . .14.40%              37.44%
--------------------------------------------------------------------

As is evident, your Fund significantly outperformed the Capital Appreciation Index for the full year. For most of 1995, your Fund's performance also led the S&P 500; but the sell-off in technology stocks during the fourth quarter resulted in a better late-year performance by the S&P 500 Index.

In almost all respects, 1995 was a banner year for the stock market. Your Fund participated fully in the broad advance. The most significant contributions to the Fund's results came from holdings in the technology sector, especially computer hardware and software, semiconductors, electronics, and telecommunications equipment. Share prices of many of these stocks were bid up aggressively for much of the year, led by enthusiasm for Intel Corp.'s Pentium-TM- microprocessor, introduction of Microsoft's Windows 95-TM- operating system, and the increasing reliance of businesses on technology to fuel productivity growth.

Another major theme for 1995 was mergers and acquisitions, including announcements of takeovers of Midlantic, Capital Cities/ABC, Cordis, First Interstate, and other companies. Your Fund's holdings in these target companies' stocks gave a significant boost to overall performance, as the stocks' prices appreciated sharply upon announcement of the mergers.

Just as our technology holdings provided much of the positive results for the year, this sector suffered more than others during the last quarter. Earlier in the year, prices of many of these stocks were driven up too far, too fast. In the final period, the combination of profit-taking and general nervousness about future earnings growth caused damage to this sector.

Looking ahead, we remain enthusiastic about the prospects of technology companies with strong performance records. Your Fund's position in this sector remains significant (at over 30% of total holdings), as we anticipate additional, healthy price-appreciation of these stocks. We believe, as well, that the U.S. economy will continue to expand at a modest but sustainable pace and that interest rates and inflation rates will remain low (see the accompanying "Economic Observations" insert). Thus, we anticipate that 1996 will be another good year for common stocks.

We thank you for your continued interest in Value Line Leveraged Growth Investors. We wish you a happy and prosperous New Year, and we look forward to serving your investment needs in the future.

                                   Sincerely,

                            /s/ Jean Bernhard Buttner

                              Jean Bernhard Buttner
                             CHAIRMAN and PRESIDENT

January 24, 1996

GROWTH INVESTORS SHAREHOLDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              ECONOMIC OBSERVATIONS

The economy is continuing to slow. Indeed, whereas until recently it looked as though the business expansion still had enough strength left in it for growth to average well above 2% in 1996, the latest statistics paint a somewhat weaker picture. For example, the nation's manufacturers report a continuing drop in activity, while employment growth is down from where it was late last year. Furthermore, American consumers are now less upbeat about the nation's near-term prospects and their own situation than they were earlier in the expansion cycle. All of this now suggests that the economy will grow by just over 1% in the opening quarter of the year and by a bit less than 2% for the full 12 months.

There are good and bad sides to the current economic story. On the plus side is the fact that slow growth will keep labor and materials shortages--which can often lead to higher inflation--at bay. A slowing economy might also nudge the Federal Reserve, which has already lowered interest rates three times since last July, toward a still easier monetary stance in the months ahead, although this scenario is by no means assured. The flip side of the equation is that a softening economy is often a harbinger of a pending deceleration on the corporate earnings front. The first indications of this profit slowdown, in fact, may already be at hand.

For now, at least, our sense is that the current weakening in business will not prove to be the opening act in a recession. Instead, we see several quarters of weak growth followed by a modestly healthier pace of activity in 1997 and 1998. At the same time, we do not envision a protracted drop in corporate profits, but rather a several-quarter-long slowdown followed by a modest recovery later this year or in 1997. All of this assumes, of course, that a workable budget agreement will ultimately come out of Washington.
--------------------------------------------------------------------------------

*PERFORMANCE DATA:


                                                               AVERAGE ANNUAL   GROWTH OF AN ASSUMED
                                                                TOTAL RETURN    INVESTMENT OF $10,000
                                                               --------------   ---------------------
          1 year ended 12/31/95. . . . . . . . . . . .              37.06%             $ 13,706
          5 years ended 12/31/95 . . . . . . . . . . .              16.96%             $ 21,892
          10 years ended 12/31/95. . . . . . . . . . .              14.40%             $ 38,377

*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.


                                     [GRAPH]


                     (Period covered is 1/1/86 to 12/31/95)


--------------------------------------------------------------------------------
*THE STANDARD & POOR'S 500 INDEX (S&P 500) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

PORTFOLIO HIGHLIGHTS
AT DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             TEN LARGEST HOLDINGS*

------------------------------------------------------------------------------------------------------------------------------------

                                                                DOLLARS                PERCENTAGE
ISSUE                                      SHARES            (IN THOUSANDS)          OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SunAmerica Inc.                            210,000              $9,975                    3.0%
CUC International, Inc.                    281,250               9,598                    2.8
Loral Corp.                                260,000               9,198                    2.7
Deere & Co.                                250,000               8,812                    2.6
Clayton Homes, Inc.                        390,625               8,350                    2.5
Citicorp                                   120,000               8,070                    2.4
First Data Corp.                           120,000               8,025                    2.4
Green Tree Financial Corp.                 300,000               7,913                    2.3
Amgen Inc.                                 120,000               7,125                    2.1
3Com Corp.                                 150,000               6,994                    2.1
------------------------------------------------------------------------------------------------------------------------------------


                        FIVE LARGEST INDUSTRY CATEGORIES*
------------------------------------------------------------------------

                                      DOLLARS               PERCENTAGE
INDUSTRY                           (IN THOUSANDS)          OF NET ASSETS
------------------------------------------------------------------------
Financial Services                    $41,578                  12.3%
Computer & Peripherals                 34,558                  10.3
Computer Software & Services           26,456                   7.8
Semiconductor                          23,909                   7.1
Drug                                   18,376                   5.5
------------------------------------------------------------------------

                     FIVE LARGEST NET SECURITY PURCHASES* +
------------------------------------------------------------------------

                                                            COST
ISSUE                                                  (IN THOUSANDS)
------------------------------------------------------------------------
Hewlett-Packard Co.                                        $6,794
Micron Technology, Inc.                                     5,375
Alco Standard Corp.                                         3,658
HBO & Co.                                                   3,629
McDonnell Douglas Corp.                                     3,595
------------------------------------------------------------------------

                       FIVE LARGEST NET SECURITY SALES* +
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                         PROCEEDS
ISSUE                                                 (IN THOUSANDS)
------------------------------------------------------------------------
Midlantic Corp.                                           $10,596
Intel Corp.                                                 8,098
DSC Communications Corp.                                    6,831
Cordis Corp.                                                5,501
First Interstate Bancorp                                    4,154
------------------------------------------------------------------------

*    EXCLUSIVE OF FIXED-INCOME SECURITIES
+    FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1995

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCKS (98.5%)

               AEROSPACE/DEFENSE (4.0%)
   260,000     Loral Corp. . . . . . . . . . . . . . .         $ 9,198
    45,000     McDonnell Douglas Corp. . . . . . . . .           4,140
                                                             ---------
                                                                13,338

               BANK (3.6%)
    90,000     Bank of Boston Corp.. . . . . . . . . .           4,162
   120,000     Citicorp. . . . . . . . . . . . . . . .           8,070
                                                             ---------
                                                                12,232

               BANK-MIDWEST (1.7%)
    80,000     Fifth Third Bancorp . . . . . . . . . .           5,860

               BEVERAGE-SOFT DRINK (1.5%)
    70,000     Coca-Cola Co. . . . . . . . . . . . . .           5,197

               BROADCASTING/CABLE TV (1.8%)
    50,000     Capital Cities/ABC, Inc.. . . . . . . .           6,169

               CHEMICAL-BASIC (1.0%)
    90,000     Union Carbide Corp. . . . . . . . . . .           3,375

               CHEMICAL-DIVERSIFIED (2.4%)
    45,000     Cabot Corp. . . . . . . . . . . . . . .           2,424
    60,000     First Mississippi Corp. . . . . . . . .           1,590
    50,000     IMC Global Inc. . . . . . . . . . . . .           2,044
    50,000     Millipore Corp. . . . . . . . . . . . .           2,056
                                                             ---------
                                                                 8,114

               CHEMICAL-SPECIALTY (3.0%)
   120,000     *Airgas, Inc. . . . . . . . . . . . . .           3,990
    30,000     Great Lakes Chemical Corp.. . . . . . .           2,160
   120,000     Praxair, Inc. . . . . . . . . . . . . .           4,035
                                                             ---------
                                                                10,185

               COMPUTER & PERIPHERALS (10.3%)
    30,000     *Cabletron Systems, Inc.. . . . . . . .         $ 2,430
    55,000     *Cisco Systems, Inc.. . . . . . . . . .           4,104
    70,000     *Dell Computer Corp.. . . . . . . . . .           2,424
   357,300     *EMC Corp.. . . . . . . . . . . . . . .           5,493
    80,000     Hewlett-Packard Co. . . . . . . . . . .           6,700
    50,000     International Business
               Machines Corp.. . . . . . . . . . . . .           4,588
    40,000     *Sun Microsystems, Inc. . . . . . . . .           1,825
   150,000     *3Com Corp. . . . . . . . . . . . . . .           6,994
                                                             ---------
                                                                34,558

               COMPUTER SOFTWARE
               & SERVICES (7.8%)
    80,000     *America Online, Inc. . . . . . . . . .           3,000
    30,000     *Broderbund Software, Inc.. . . . . . .           1,823
    50,000     *Ceridian Corp. . . . . . . . . . . . .           2,062
   112,500     Computer Associates
               International, Inc. . . . . . . . . . .           6,398
    75,000     *Fiserv, Inc. . . . . . . . . . . . . .           2,250
    40,000     *Microsoft Corp.. . . . . . . . . . . .           3,510
   120,000     *Oracle Systems Corp. . . . . . . . . .           5,085
    35,000     *Parametric Technology Corp.. . . . . .           2,328
                                                             ---------
                                                                26,456

               DIVERSIFIED COMPANIES (3.8%)
    90,000     Alco Standard Corp. . . . . . . . . . .           4,106
    50,000     Danaher Corp. . . . . . . . . . . . . .           1,588
    60,000     Premark International, Inc. . . . . . .           3,037
    75,000     *Thermo Electron Corp.. . . . . . . . .           3,900
                                                             ---------
                                                                12,631

               DRUG (5.5%)
   120,000     *Amgen Inc. . . . . . . . . . . . . . .           7,125
    70,000     Merck & Co., Inc. . . . . . . . . . . .           4,603
    36,000     Pfizer, Inc.. . . . . . . . . . . . . .           2,268
    80,000     Schering-Plough Corp. . . . . . . . . .           4,380
                                                             ---------
                                                                18,376

                                        6



VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

                                                               DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

               ELECTRONICS (2.6%)
   100,000     *Arrow Electronics, Inc . . . . . . . .         $ 4,312
    50,000     Avnet, Inc. . . . . . . . . . . . . . .           2,238
    75,000     *Vishay Intertechnology, Inc. . . . . .           2,362
                                                             ---------
                                                                 8,912

               EUROPEAN DIVERSIFIED (1.3%)
   120,000     Danka Business Systems Plc (ADR). . . .           4,440

               FINANCIAL SERVICES (12.3%)
   100,000     American Express Co.. . . . . . . . . .           4,137
   281,250     *CUC International, Inc.. . . . . . . .           9,598
    40,000     FINOVA Group (The). . . . . . . . . . .           1,930
   120,000     First Data Corp.. . . . . . . . . . . .           8,025
   300,000     Green Tree Financial Corp.. . . . . . .           7,913
   210,000     SunAmerica Inc. . . . . . . . . . . . .           9,975
                                                             ---------
                                                                41,578
               GROCERY (1.0%)
   150,000     Casey's General Stores, Inc.. . . . . .           3,281

               HEALTHCARE INFORMATION
               SYSTEMS (1.1%)
    50,000     HBO & Co. . . . . . . . . . . . . . . .           3,831

               HOME APPLIANCE (0.5%)
    50,000     Black & Decker Corp.. . . . . . . . . .           1,763

               INDUSTRIAL SERVICES (1.4%)
   120,000     Olsten Corp.  . . . . . . . . . . . . .           4,740

               INSURANCE-DIVERSIFIED (1.5%)
    20,000     American International Group, Inc.. . .           1,850
    60,000     MGIC Investment Corp. . . . . . . . . .           3,255
                                                             ---------
                                                                 5,105
               INSURANCE-LIFE (0.5%)
    40,000     AFLAC Incorporated. . . . . . . . . . .           1,735

               MACHINERY (0.6%)
    50,000     Dover Corp. . . . . . . . . . . . . . .           1,844

               MACHINERY-CONSTRUCTION
               & MINING (2.6%)
   250,000     Deere & Co. . . . . . . . . . . . . . .          $8,812

               MANUFACTURED HOUSING/
               RECREATIONAL VEHICLES (2.5%)
   390,625     Clayton Homes, Inc. . . . . . . . . . .           8,350

               MEDICAL SERVICES (1.3%)
   100,000     *HealthCare COMPARE Corp. . . . . . . .           4,350

               MEDICAL SUPPLIES (4.9%)
   160,000     Invacare Corp.. . . . . . . . . . . . .           4,040
    50,000     Johnson & Johnson . . . . . . . . . . .           4,281
    80,000     Medtronic Inc.. . . . . . . . . . . . .           4,470
    70,000     Stryker Corp. . . . . . . . . . . . . .           3,675
                                                             ---------
                                                                16,466
               OFFICE EQUIPMENT &
               SUPPLIES (0.9%)
   123,750     *Staples, Inc.. . . . . . . . . . . . .           3,016

               PRECISION INSTRUMENT (1.3%)
    90,000     *KLA Instruments Corp.. . . . . . . . .           2,346
    55,000     *Summit Technology, Inc.. . . . . . . .           1,856
                                                             ---------
                                                                 4,202

               RECREATION (1.0%)
    55,000     Disney (Walt) Co. . . . . . . . . . . .           3,245

               RESTAURANT (1.2%)
    50,000     McDonald's Corp.. . . . . . . . . . . .           2,256
    85,000     Wendy's International, Inc. . . . . . .           1,806
                                                             ---------
                                                                 4,062

               RETAIL STORE (1.2%)
   112,500     Dollar General Corp.. . . . . . . . . .           2,334
    35,000     *Kohl's Corp. . . . . . . . . . . . . .           1,838
                                                             ---------
                                                                 4,172

                                        7


VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

               SEMICONDUCTOR (7.1%)
   120,000     *Applied Materials, Inc.. . . . . . . .         $ 4,725
    90,000     *Integrated Device Technology, Inc. . .           1,159
    90,000     Intel Corp. . . . . . . . . . . . . . .           5,107
    60,000     *Kulicke & Soffa Industries, Inc. . . .           1,395
   100,000     Micron Technology, Inc. . . . . . . . .           3,963
    80,000     Motorola, Inc.. . . . . . . . . . . . .           4,560
   120,000     *Teradyne, Inc. . . . . . . . . . . . .           3,000
                                                             ---------
                                                                23,909

               TELECOMMUNICATIONS
               EQUIPMENT (3.4%)
   129,000     *ADC Telecommunications, Inc. . . . . .           4,709
    45,000     *Andrew Corp. . . . . . . . . . . . . .           1,721
    90,000     *DSC Communications Corp. . . . . . . .           3,319
    50,000     *Tellabs, Inc.. . . . . . . . . . . . .           1,850
                                                             ---------
                                                                11,599

               TOILETRIES/COSMETICS (1.9%)
   120,000     Gillette Co.. . . . . . . . . . . . . .           6,255
                                                             ---------

               TOTAL COMMON STOCKS
               AND TOTAL INVESTMENT
               SECURITIES (COST $214,239). . . . . . .         332,158
                                                             ---------



 Principal                                                       Value
   Amount                                                (IN THOUSANDS EXCEPT
(IN THOUSANDS)                                             PER-SHARE AMOUNT)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (1.1%)
(INCLUDING ACCRUED INTEREST)


 $   3,600     Collateralized by $3,815,000
               U.S. Treasury Bills due 9/19/96,
               with a value of $3,675,990
               (with First Chicago Capital
               Markets, Inc., 5.70%, dated
               12/29/95, due 1/2/96, delivery
               value of $3,602,280). . . . . . . . . .         $ 3,602

CASH AND RECEIVABLES OVER
LIABILITIES (0.4%) . . . . . . . . . . . . . . . . . .           1,520
                                                             ---------

NET ASSETS (100%). . . . . . . . . . . . . . . . . . .       $ 337,280
                                                             ---------
                                                             ---------

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($337,280,000 DIVIDED BY 11,834,496 SHARES
OF CAPITAL STOCK OUTSTANDING). . . . . . . . . . . . .        $ 28.50
                                                             ---------
                                                             ---------

* NON-INCOME PRODUCING


                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

STATEMENT OF ASSETS
AND LIABILITIES
AT DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               Dollars
                                                            (IN THOUSANDS
                                                             EXCEPT PER-
                                                             SHARE AMOUNT)
                                                            --------------
ASSETS:
Investment securities, at value
  (cost--$214,239) . . . . . . . . . . . . . . . . . .       $ 332,158
Repurchase agreement (cost--$3,602). . . . . . . . . .           3,602
Cash           . . . . . . . . . . . . . . . . . . . .              59
Receivable for securities sold . . . . . . . . . . . .           1,377
Receivable for capital shares sold . . . . . . . . . .             529
Dividends and interest receivable. . . . . . . . . . .             240
                                                            ----------
               TOTAL ASSETS. . . . . . . . . . . . . .         337,965
                                                            ----------

LIABILITIES:
Payable for capital shares repurchased . . . . . . . .             317
Accrued expenses:
    Advisory fee . . . . . . . . . . . . . . . . . . .             218
    Other      . . . . . . . . . . . . . . . . . . . .             150
                                                            ----------
      TOTAL LIABILITIES. . . . . . . . . . . . . . . .             685
                                                            ----------
      NET ASSETS . . . . . . . . . . . . . . . . . . .       $ 337,280
                                                            ----------
                                                            ----------
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
   11,834,496 shares). . . . . . . . . . . . . . . . .        $ 11,834
Additional paid-in capital . . . . . . . . . . . . . .         204,021
Undistributed investment income--net . . . . . . . . .               4
Accumulated net realized gain on
  investments  . . . . . . . . . . . . . . . . . . . .           3,502
Unrealized net appreciation of investments . . . . . .         117,919
                                                            ----------

      NET ASSETS . . . . . . . . . . . . . . . . . . .       $ 337,280
                                                            ----------
                                                            ----------

      NET ASSET VALUE, OFFERING AND
      REDEMPTION PRICE PER
      OUTSTANDING SHARE ($337,280,000
      DIVIDED BY 11,834,496 SHARES OUTSTANDING). . . .        $ 28.50
                                                            ----------
                                                            ----------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER  31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               Dollars
                                                            (IN THOUSANDS)
                                                            --------------
INVESTMENT INCOME:
Dividends (net of foreign withholding. . . . . . . . .         $ 2,606
  taxes of $4)
Interest       . . . . . . . . . . . . . . . . . . . .           1,167
                                                            ----------
       TOTAL INCOME. . . . . . . . . . . . . . . . . .           3,773
                                                            ----------

EXPENSES:
Advisory fee   . . . . . . . . . . . . . . . . . . . .           2,373
Transfer agent fees. . . . . . . . . . . . . . . . . .             155
Auditing and legal fees. . . . . . . . . . . . . . . .              48
Custodian fees . . . . . . . . . . . . . . . . . . . .              41
Telephone and wire charges . . . . . . . . . . . . . .              36
Commitment fee . . . . . . . . . . . . . . . . . . . .              31
Registration and filing fees . . . . . . . . . . . . .              30
Postage. . . . . . . . . . . . . . . . . . . . . . . .              23
Printing and stationery. . . . . . . . . . . . . . . .              22
Insurance, dues, and other . . . . . . . . . . . . . .              19
Directors' fees and expenses . . . . . . . . . . . . .              12
Interest expense . . . . . . . . . . . . . . . . . . .               3
                                                            ----------
    TOTAL EXPENSES . . . . . . . . . . . . . . . . . .           2,793
                                                            ----------
INVESTMENT INCOME--NET . . . . . . . . . . . . . . . .             980
                                                            ----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--NET:
    Realized Gain--Net . . . . . . . . . . . . . . . .          39,174

    Change in Unrealized Appreciation. . . . . . . . .          58,015
                                                            ----------
NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS. . . . . . . . . . . . .          97,189
                                                            ----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . .        $ 98,169
                                                            ----------
                                                            ----------

                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1995, AND 1994


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1995               1994
                                                                                              -------------       ------------
                                                                                                    (DOLLARS IN THOUSANDS)
OPERATIONS:
    Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       980         $     1,336
    Realized gain on investments--net. . . . . . . . . . . . . . . . . . . . . . . . . . .         39,174               2,525
    Change in unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . .         58,015             (15,077)
                                                                                              ------------        ------------
    Net increase (decrease) in net assets from operations. . . . . . . . . . . . . . . . .         98,169             (11,216)
                                                                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (976)             (1,336)
    Realized gain from investment transactions--net. . . . . . . . . . . . . . . . . . . .        (33,913)             (3,492)
    Distributions in excess of realized gain--net. . . . . . . . . . . . . . . . .                     --              (1,514)
                                                                                              ------------        ------------
    Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (34,889)             (6,342)
                                                                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        155,520              77,687
    Proceeds from reinvestment of distributions to shareholders. . . . . . . . . . . . . .         33,320               5,950
    Cost of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (179,643)           (103,621)
                                                                                              ------------        ------------
    Increase (decrease) from capital share transactions. . . . . . . . . . . . . . . . . .          9,197             (19,984)
                                                                                              ------------        ------------

TOTAL INCREASE (DECREASE). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         72,477             (37,542)

NET ASSETS:
    Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        264,803             302,345
                                                                                              ------------        ------------
    End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   337,280         $   264,803
                                                                                              ------------        ------------
                                                                                              ------------        ------------

Undistributed Investment Income--net, at end of year . . . . . . . . . . . . . . . . . . .    $         4         $        --
                                                                                              ------------        ------------
                                                                                              ------------        ------------



                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Leveraged Growth Investors, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS, AND DISTRIBUTIONS TO SHAREHOLDERS Transactions in capital stock were as follows: (in thousands except per-share amounts)


                                                       1995            1994
                                                      ------        --------

Shares sold. . . . . . . . . . . . . . . . .           5,497          3,273

Shares issued to shareholders
in reinvestment of dividends
and distributions. . . . . . . . . . . . . .           1,178            260
                                                      ------        --------
                                                       6,675          3,533

Shares repurchased . . . . . . . . . . . . .           6,265          4,365
                                                      ------        --------
Net increase (decrease). . . . . . . . . . .             410          ( 832)
                                                      ------        --------
                                                      ------        --------
Dividends per share. . . . . . . . . . . . .           $.091        $.11400
                                                      ------        --------
                                                      ------        --------
Distributions per share
  from net realized gains. . . . . . . . . .          $3.159        $.45331
                                                      ------        --------
                                                      ------        --------

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:


                                                                     1995
                                                                (IN THOUSANDS)
                                                                --------------
PURCHASES:
Investment securities. . . . . . . . . . . . . . . . . . . .      $ 162,026
                                                                --------------
                                                                --------------

SALES:
U.S. Treasury obligations. . . . . . . . . . . . . . . . . .      $  10,448
Other investment securities. . . . . . . . . . . . . . . . .        160,332
                                                                --------------
                                                                  $ 170,780
                                                                --------------
                                                                --------------

At December 31, 1995, the aggregate cost of investment securities and repurchase agreements for federal income-tax purposes, was $218,463,000. The aggregate appreciation and depreciation of investments at December 31, 1995, based on a comparison of investment values and their costs for federal income-tax purposes was $122,433,000 and $5,136,000, respectively, resulting in a net appreciation of $117,297,000.

4. INVESTMENT ADVISORY CONTRACT,
   MANAGEMENT FEES, AND
   TRANSACTIONS WITH AFFILIATES
An advisory fee of $2,373,000 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the year ended December 31, 1995. This was computed at the rate of 3/4 of 1% of average daily net assets for the year and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund's share are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the year ended December 31, 1995.

A fee of $5,760 for printing services was paid or payable to the Adviser for the year ended December 31, 1995.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer),

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

                                                               DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

are also officers and a director of the Fund. During the year ended December 31, 1995, the Fund paid brokerage commissions totalling $200,143 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,516,133 shares of the Fund's capital stock, representing 12.8% of the outstanding shares at December 31, 1995. In addition, certain officers and directors of the Fund owned 68,908 shares of the Fund, representing 0.6% of the outstanding shares.

5. BORROWING ARRANGEMENT
The Fund has a line-of-credit agreement with State Street Bank and Trust (SSBT), in the amount of $37,500,000. The terms of the agreement are as follows: The first $12.5 million is available on a committed basis which, at the Fund's option, may be either at SSBT's prime rate or at the Federal Funds Rate plus 1%, whichever is less, and will be subject to a commitment fee of 1/4 of 1% on the unused portion thereof; amounts in excess of $12.5 million are made available on an unsecured basis at the same interest-rate options stated above.

The Fund had no borrowings outstanding at December 31, 1995. The weighted average amount of bank loans outstanding for the year ended December 31, 1995, amounted to approximately $44,000 at a weighted average interest rate of 6.7%. For the year then ended, interest expense of approximately $3,000 and commitment fees of approximately $31,000 relating to borrowings under the agreement were charged to the Fund.

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                                          YEAR ENDED DECEMBER 31,
                                                                             -------------------------------------------------
                                                                                1995      1994      1993      1992      1991
                                                                             -------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . .     $23.18    $24.67    $22.15    $25.64    $21.16
                                                                             --------- --------- --------- --------- ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .        .09       .12       .06       .16       .23
  Net gains or losses on securities
    (both realized and unrealized) . . . . . . . . . . . . . . . . . . . .       8.48     (1.05)     3.50     ( .81)     9.09
                                                                             --------- --------- --------- --------- ---------
     Total from investment operations. . . . . . . . . . . . . . . . . . .       8.57     ( .93)     3.56     ( .65)     9.32
                                                                             --------- --------- --------- --------- ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income . . . . . . . . . . . . . . . . . .      ( .09)    ( .12)    ( .06)    ( .15)    ( .23)
  Distributions from capital gains . . . . . . . . . . . . . . . . . . . .      (3.16)    ( .31)    ( .98)    (2.69)    (4.61)
  Distributions in excess of capital gains . . . . . . . . . . . . . . . .          -     ( .13)        -         -         -
                                                                             --------- --------- --------- --------- ---------
      Total distributions. . . . . . . . . . . . . . . . . . . . . . . . .      (3.25)    ( .56)    (1.04)    (2.84)    (4.84)
                                                                             --------- --------- --------- --------- ---------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . .     $28.50    $23.18    $24.67    $22.15    $25.64
                                                                             --------- --------- --------- --------- ---------
                                                                             --------- --------- --------- --------- ---------

TOTAL RETURN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      37.06%    -3.71%    16.20%    -2.46%    46.35%
                                                                             --------- --------- --------- --------- ---------
                                                                             --------- --------- --------- --------- ---------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) . . . . . . . . . . . . . . . . . .   $337,280  $264,803  $302,345  $290,547  $347,620
Ratio of operating expenses to average net assets. . . . . . . . . . . . .        .88%      .89%      .90%      .93%      .90%
Ratio of interest expense to average net assets. . . . . . . . . . . . . .          -         -       .02%        -       .02%
Ratio of net investment income to average net assets . . . . . . . . . . .        .31%      .49%      .22%      .62%      .84%
Portfolio turnover rate. . . . . . . . . . . . . . . . . . . . . . . . . .         54%       49%       80%      208%      250%

Average amount of debt outstanding during
  the year (in thousands). . . . . . . . . . . . . . . . . . . . . . . . .       $ 44       $ -   $ 1,651       $ -     $ 635

Average number of shares outstanding
  during the year (in thousands) . . . . . . . . . . . . . . . . . . . . .     11,357    11,635    12,410    12,530    11,515

Average amount of debt per outstanding share
  during the year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ .004       $ -     $ .13    $    -    $ .055


                                               SEE NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND
BOARD OF DIRECTORS OF VALUE LINE
LEVERAGED GROWTH INVESTORS, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Leveraged Growth Investors, Inc. (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, N.Y. 10036


February 16, 1996

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1950 --   THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 --   THE VALUE LINE INCOME FUND's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 --   THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 --   VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 --   THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 --   VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 --   VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 --   THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 --   VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 --   VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high yielding, lower-rated, fixed-income securities.

1987 --   VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 --   VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 --   VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of debt securities.

1993 --   VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 --   VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 --   VALUE LINE U.S. MULTINATIONAL COMPANY FUND's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* AVAILABLE ONLY THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE MUTUAL FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891, OR CALL 1-800-223-0818, 24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.